Annual Fund Operating Expenses - Prospectus-Retirement Class - Payden/Kravitz Cash Balance Plan Fund - Retirement Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	1.75%

[1]

Payden/Kravitz Investment Advisers LLC (“Payden/Kravitz”) has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding 12b-1 Distribution Fees, Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) will not exceed 1.25%.